Insurance Contract Liabilities - Estimates of undiscounted gross cumulative claims (Details) - Estimates of undiscounted gross cumulative claims - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 41,221.8	$ 36,306.4	$ 32,329.1	$ 28,700.5	$ 26,528.3	$ 25,426.9	$ 25,284.5
Favourable (adverse) development		(164.1)	287.5	232.1	(83.5)	(424.7)	729.8
Effect of foreign currency translation
Insurance Contract Liabilities
Favourable (adverse) development		7.4	163.6	271.0	309.6	222.5	483.5
Favourable (adverse) loss reserve development
Insurance Contract Liabilities
Favourable (adverse) development		(171.5)	123.9	(38.9)	(393.1)	(647.2)	246.3
One year later
Insurance Contract Liabilities
Cumulative payments		10,341.7	8,410.7	6,986.7	7,018.7	7,191.0	6,917.3
Reserves re-estimated		$ 36,470.5	31,640.8	28,119.8	26,259.1	25,256.3	24,131.2
Two years later
Insurance Contract Liabilities
Cumulative payments			14,571.5	11,990.6	11,133.7	11,487.9	11,052.3
Reserves re-estimated			$ 32,041.6	27,894.1	26,052.6	25,124.0	24,091.7
Three years later
Insurance Contract Liabilities
Cumulative payments				16,410.5	14,702.8	14,318.9	13,928.6
Reserves re-estimated				$ 28,468.4	25,961.4	25,132.6	23,949.9
Four years later
Insurance Contract Liabilities
Cumulative payments					17,959.2	16,807.6	15,843.4
Reserves re-estimated					$ 26,611.8	25,286.7	24,046.1
Five years later
Insurance Contract Liabilities
Cumulative payments						19,121.9	17,528.7
Reserves re-estimated						$ 25,851.6	24,202.6
Six years later
Insurance Contract Liabilities
Cumulative payments							19,141.7
Reserves re-estimated							$ 24,554.7